ASSETS HELD FOR SALE - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 08, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 08, 2022 JPY (¥) ¥ / shares	Sep. 30, 2022 USD ($)
Liabilities related to assets held for sale		$ 0	$ 1,497
Consideration for disposal of assets held for sale | ¥ / shares					¥ 0.001
Impairment loss recognized on assets held for sale		3,595	3,643	$ 8,127
Assets held for sales		8,503	21,777
Loss On Disposal Of Asset		3,106
Air Transportation Equipment [Member]
Gain (loss) on disposal of assets held for sale		2,629
Impairment loss recognized on assets held for sale		3,595
Consideration for disposal of assets held for sale						$ 15,800
Freehold Land [Member]
Impairment loss recognized on assets held for sale			1,147
Japan Ski Resort [Member]
Loan payable	$ 16,876				¥ 2,215,180
Disposal of interest	$ 13,663
Assets held for sales			4,072
Hakone Assets [Member]
Assets held for sales		8,503	$ 17,705
Free Hold Land Held For Sale [Member]
Impairment loss recognized on assets held for sale		$ 6,794